Stockholders' Equity (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Stockholders' Equity
9. Stockholders' Equity

During the three months ended September 30, 2020 and 2019 we raised approximately $7,373,000 and $20,131,000 of common stock and paid approximately $1,091,000 and $563,000 in distributions to common stockholders, respectively. During the nine months ended September 30, 2020 and 2019 we raised approximately $27,399,000 and $66,890,000 of common stock and paid approximately $2,997,000 and $874,000 in distributions to common stockholders, respectively. As of September 30, 2020, we had 11,575,766 of common stock outstanding, of which 11,558,254 was Class A common stock and 17,512 was Class T common stock.

LTIP Unit Awards

On March 25, 2020, we amended the agreement of our Operating Partnership effective February 1, 2020 to establish LTIP Units, a new series of partnership units, and to permit the admission of additional limited partners.

We also entered into LTIP Unit Award Agreements with certain executive officers and a person associated with the dealer manager for our Offering, awarding 12,438 time-based LTIP Units and a target total of 37,312 performance-based LTIP Units. The time-based LTIP Units vest over a four year period at a rate of 25% each on January 1 of the following years: 2021, 2022, 2023 and 2024. The actual amount of each performance-based award is determined at the conclusion of the performance period, which is December 31, 2022 and will depend on the internal rate of return as defined in the award agreement. The earned performance-based LTIP Units will become fully vested on the first anniversary of the last day of the performance period, subject to continued employment with the advisor or its affiliates.

The number of units was awarded at the estimated value per share of our common stock of $10.00. Time based LTIP Units, whether vested or unvested, receive the same distribution per unit as common stockholders. Performance based LTIP units receive 10% of that amount per unit on the total target units during the performance period, whereupon the participant receives an additional grant of LTIP Units the equivalent of 90% of distributions that would have been paid on the earned units during the performance period. Share based compensation for these awards during the three and nine months ended September 30, 2020 was approximately $22,000 and $49,000, respectively.

9. Stockholders' Equity

Our charter authorizes the issuance of up to 1,100,000,000 shares of capital stock, of which 1,000,000,000 shares are designated as common stock at $0.01 par value per share and 100,000,000 are designated as preferred stock at $0.01 par value per share.

Common Stock

Effective August 13, 2019, we established two classes of common stock by designating 500,000,000 shares of common stock as Class A and 500,000,000 shares of common stock as Class T. In addition, on August 13, 2019, the currently issued and outstanding shares of common stock were renamed as Class A common stock. Both classes have identical rights and privileges. Holders of our Class A and Class T common stock are entitled to receive such distributions as may be declared from time to time by our board of directors out of legally available funds, subject to any preferential rights of outstanding preferred stock. With respect to each authorized and declared distribution, each outstanding share of common stock shall be entitled to receive the same amount. Stockholders are also entitled to one vote per share on all matters submitted to a vote, including the election of directors. As of December 31, 2019, we had outstanding Class A shares of 8,851,759, which includes 20,000 shares owned by CROP and 40,160 issued through our distribution reinvestment program. No Class T shares were issued and outstanding as of December 31, 2019.

Preferred Stock

The board of directors is authorized, without approval of common stockholders, to provide for the issuance of preferred stock, in one or more classes or series, with such rights, preferences and privileges as the board of directors approves. Effective November 8, 2019, we classified and designated 5,000,000 shares of our authorized but unissued preferred stock as shares of Series 2019 Preferred Stock. The Series 2019 Preferred Stock ranks senior to common stock with respect to dividend rights and rights upon voluntary or involuntary liquidation, dissolution or winding up of the company. Holders of our Series 2019 Preferred Stock have no voting rights. See Note 8 for additional information regarding these shares.

Common Stock Distributions

Distributions on our common stock are determined by the board of directors based on our financial condition and other relevant factors. Common stockholders may choose to receive cash distributions or purchase additional shares through our distribution reinvestment plan. We have paid distributions from offering proceeds and from cash flows from operations, and we may continue to fund distributions with offering proceeds. For the year ended December 31, 2019, we paid aggregate distributions of $2,004,075, including $1,602,472 distributions paid in cash and $401,603 of distributions reinvested through our distribution reinvestment plan. Accrued distributions declared but not yet paid as December 31, 2019 were $365,517. Distributions were $0.50 per common share for the year ended December 31, 2019.

For the year ended December 31, 2019, 100% (unaudited) of distributions to stockholders were reported as a return of capital or, to the extent they exceed a stockholder’s adjusted tax basis, as gains from the sale or exchange of property.